Lord Abbett     Equity
                      Fund

                   -----------
                   Semi-Annual Report For the Six Months Ended November 30, 1995
                   -----------


                            [PHOTO - FLY FISHING ROD]


An insured investment
designed to help you
capture capital growth
over the long term

                                                          Report to Shareholders
                                      For the Six Months Ended November 30, 1995

[PHOTO - RONALD P. LYNCH]

/s/ Ronald P. Lynch
Ronald P. Lynch
Chairman


[PHOTO - ROBERT S. DOW]

/s/ Robert S. Dow
Robert S. Dow
President

December 28, 1995


Lord Abbett Equity Fund ended the first six months of its fiscal year with a net asset value of $18.11 per share, versus $16.40 on May 31, 1995. Over the past six months, the Fund produced a total return (the percent change in value assuming the reinvestment of all distributions) of 10.4%. In comparison, the S&P 500, an unmanaged index of common stocks, produced a total return of 14.9% over the same period.

On December 27, 1995, the Board of Trustees of Lord Abbett Equity Fund declared a dividend of $.22 per share, a short-term capital gains distribution of $.23 per share and a long-term capital gains distribution of $1.38 per share. These distributions were reinvested on December 27, 1995 on behalf of shareholders of record on December 27, 1995. As described in the prospectus, all such distributions are reinvested in additional shares of the Fund (unless otherwise instructed) and then a "reverse split" is effected, thus retaining the same number of shares outstanding and the same total value of the shares that existed prior to the payment of the distributions. This enables shareholders to see the Fund's performance on a per-share basis. The Fund encourages shareholders to reinvest all distributions because it maintains the amount of insurance on your original investment.

The economic environment over the last six months was quite favorable. Inflation, as measured by the Consumer Price Index, has averaged just over 2 1/2% over the last six months. The yield on a 30-year Treasury bond fell to approximately 6% from more than 8% last November. Corporate operating profits continued to climb at a double-digit pace. As a positive result, the economy overall slowed in the first half of the year in response to these factors as well as credit restraints by the Federal Reserve. Since December 1994, economic growth averaged slightly over 2 1/2%, annualized (excluding the effects of inflation).

Over the last six months, Lord Abbett Equity Fund's performance benefited from its increased exposure to the long-distance telephone industry. Holdings in the interest-sensitive sector also helped your Fund's performance as interest rates continued to decline. We continue to see value in this sector, given our expectation of a favorable interest-rate environment. Moreover, we are confident that your Fund is well positioned to meet the challenges that lie ahead.

     "...we are confident that your Fund is well positioned to meet the challenges that lie ahead."

We are pleased to announce that Lord Abbett Equity Fund's Board of Trustees has elected Robert S. Dow as President of the Fund. Mr. Dow, who has been a partner of Lord, Abbett & Co. for nine years, also serves as the Firm's Chief Investment Officer. In addition, we are pleased to announce that Robert P. Fetch has been named as portfolio manager for the Fund. Prior to joining Lord Abbett, Mr. Fetch served for 12 years with Prudential Investment Advisors, where he was a Managing Director.

Thank you for continuing to make the Fund a part of your investment portfolio. We are confident that the Fund's basic value investment style will continue to help you achieve your long-term growth objectives while reducing your overall portfolio risk.

Fund Facts

     Lord Abbett Equity Fund: The Insured Investment That Does Not Sacrifice Capital Growth Potential/(1)/

     While investments in both Lord Abbett Equity Fund and a CD are insured, Fund shareholders participate in the growth potential of equities. During the period shown below, Lord Abbett Equity Fund provided impressive total returns relative to the CD.


A Reminder of Your Guarantee:

Participate in the stock market's potential rewards without risking the loss of your original investment in the initial offering, if held until May 31, 2000 with all dividends and distributions reinvested


     Comparison Of Change In Value Of A $10,000 Investment In Lord Abbett Equity Fund/(2)/ And Six-Month CDs/(3)/



DATE           THE FUND       CD'S
6/1/90          $9,450       $10,000
11/30/90         9,280        10,418
11/30/91        10,490        11,169
11/30/92        12,130        11,665
11/30/93        13,790        12,087
11/30/94        14,080        12,593
11/30/95       $18,110       $13,388

              Past performance is no guarantee of future results.


     It is important to remember that the interest rate on a certificate of deposit ("CD"), unlike the Fund, is fixed and this rate and the principal, if held until maturity, are guaranteed. The Federal Deposit Insurance Corporation (FDIC) insures CDs up to $100,000. The guarantee applicable to shares of the Fund is issued by Financial Security Assurance Inc., a private company, rated Aaa/AAA by Moody's and Standard & Poor's, respectively.

     SEC-Required Average Annual Rates Of Total Return At The Maximum Sales Charge Of 5.5% For The Periods Ended 12/31/95 Were:

     Life of Fund (inception: 6/1/90)      1 Year        5 Years     Life of Fund (at net asset value)
     -------------------------------------------------------------------------------------------------
                 11.60%                    21.10%        12.93%                  12.74%

     The results quoted herein represent past performance based on the maximum sales charge of 5.5% and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed on a day other than May 31, 2000, may be worth more or less than their original cost.

     The Fund Offers The Growth Potential Of Stocks With The Security Of
     Insurance

     At 11/30/95, Lord Abbett Equity Fund was invested in a diversified portfolio of 53 equity securities.


The Fund is well positioned to benefit from a slowing economic environment


     Lord Abbett Equity Fund's Top Five Equity Holdings               Percent of
                                                                      Net Assets
     ---------------------------------------------------------------------------
     MCI Communications Corp.                                           2.77%
     ---------------------------------------------------------------------------
     Hershey Foods Corp.                                                2.13%
     ---------------------------------------------------------------------------
     Emerson Electric Co.                                               2.13%
     ---------------------------------------------------------------------------
     Baxter International Inc.                                          2.00%
     ---------------------------------------------------------------------------
     Scott Paper Co.                                                    1.97%
     ---------------------------------------------------------------------------
     Data as of 11/30/95

     /(1)/ The Fund's insurance policy guarantees unconditionally and irrevocably that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided all dividends and distributions attributable to that share are reinvested.

     /(2)/ Data reflects the deduction of the maximum sales charge of 5.5%.

     /(3)/ Six-month CDs were rolled over at prevailing rates. Source: Salomon
           Brothers and The Federal Reserve Bank.

Statement of Net Assets November 30, 1995

                                                                                         Number of       Market Value
                           Security                                                         Shares          (Note 1a)
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES 90.67%
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 65.00%
---------------------------------------------------------------------------------------------------------------------
Aerospace 1.89%            Boeing Co.                                                       15,000        $ 1,093,125
---------------------------------------------------------------------------------------------------------------------
Apparel .54%               VF Corp.                                                          6,000            312,000
---------------------------------------------------------------------------------------------------------------------
Auto Parts 1.05%           Genuine Parts Company                                            15,000            605,625
---------------------------------------------------------------------------------------------------------------------
Automobiles 1.68%          General Motors Corp.                                             20,000            970,000
---------------------------------------------------------------------------------------------------------------------
Banks:                     Bank of New York                                                 10,000            471,250
Money Center               Chemical Banking Corp.                                           15,000            900,000
3.21%                      First Chicago Corp.                                               7,000            486,500
                           Total                                                                            1,857,750
---------------------------------------------------------------------------------------------------------------------
Banks:                     BankAmerica Corp.                                                10,000            636,250
Regional                   Comerica Inc.                                                    10,000            373,750
2.70%                      KeyCorp                                                          15,000            553,125
                           Total                                                                            1,563,125
---------------------------------------------------------------------------------------------------------------------
Chemicals                  Dow Chemical Co.                                                  4,000            283,500
1.52%                      Union Carbide Corp.                                              15,000            594,375
                           Total                                                                              877,875
---------------------------------------------------------------------------------------------------------------------
Containers .43%            Sonoco Products Co.                                              10,000            250,000
---------------------------------------------------------------------------------------------------------------------
Data Processing
Equipment 1.07%            Hewlett-Packard Co.                                               7,500            621,562
---------------------------------------------------------------------------------------------------------------------
Data Processing            General Motors Corp.
Services 1.73%             (Electronic Data Systems)
                           Class E                                                          19,800            999,900
---------------------------------------------------------------------------------------------------------------------
Drugs/Health               Baxter International Inc.                                        27,500          1,155,000
Care Products              Lilly, Eli & Co.                                                 11,000          1,094,500
5.33%                      Merck & Co., Inc.                                                13,500            835,313
                           Total                                                                            3,084,813
---------------------------------------------------------------------------------------------------------------------
Electric Power             CINergy Corp.                                                    30,000            885,000
3.89%                      Detroit Edison Co.                                               22,000            717,750
                           Public Service
                           Enterprises Group Inc.                                           22,000            651,750
                           Total                                                                            2,254,500
---------------------------------------------------------------------------------------------------------------------
Electrical
Equipment 2.13%            Emerson Electric Co.                                             15,800          1,232,400
---------------------------------------------------------------------------------------------------------------------
Electronics:
Components 1.66%           AMP Inc.                                                         24,000            963,000
---------------------------------------------------------------------------------------------------------------------
Financial:                 American Express Co.                                             10,000            425,000
Miscellaneous              Transamerica Corp.                                               10,000            766,250
2.06%                      Total                                                                            1,191,250
---------------------------------------------------------------------------------------------------------------------
Food                       Conagra Inc.                                                     15,000            598,125
5.48%                      Hershey Foods Corp.                                              20,000          1,235,000
                           RJR Nabisco                                                      25,000            728,125
                           Supervalu Inc.                                                   19,000            612,750
                           Total                                                                            3,174,000
---------------------------------------------------------------------------------------------------------------------
Insurance                  Chubb Corp.                                                       5,000            486,250
3.98%                      CIGNA Corp.                                                       4,000            440,000
                           Jefferson-Pilot Corp.                                            10,000            711,250
                           The Progressive Corporation                                      15,000            667,500
                           Total                                                                            2,305,000
                           ------------------------------------------------------------------------------------------

                                                                                         Number of
                                                                                         Shares or
                                                                                         Principal       Market Value
                           Security                                                         Amount          (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Machinery:
Diversified 1.87%          Deere & Co.                                                      33,000       $  1,084,875
---------------------------------------------------------------------------------------------------------------------
Miscellaneous .34%         Minnesota Mining & Mfg. Co.                                       3,000            196,500
---------------------------------------------------------------------------------------------------------------------
Natural Gas
Diversified .84%           Sonat Inc.                                                       15,000            483,750
---------------------------------------------------------------------------------------------------------------------
Natural Gas
Transmission .46%          Coastal Corp.                                                     8,000            266,000
---------------------------------------------------------------------------------------------------------------------
Oil: Domestic .59%         Amoco Corporation                                                 5,000            338,750
---------------------------------------------------------------------------------------------------------------------
Oil:                       Chevron Corp.                                                     4,000            197,500
International              Exxon Corp.                                                       8,000            619,000
3.03%                      Mobil Corp.                                                       9,000            939,375
                           Total                                                                            1,755,875
---------------------------------------------------------------------------------------------------------------------
Paper and                  James River Corp.                                                15,000            472,500
Forest Products            Scott Paper Co.                                                  20,000          1,142,500
2.79%                      Total                                                                            1,615,000
---------------------------------------------------------------------------------------------------------------------
Printing and
Publishing 1.33%           Donnelley, R.R. & Sons Co.                                       20,000            767,500
---------------------------------------------------------------------------------------------------------------------
Retail                     Dillard Department
3.48%                      Stores Inc.                                                      20,000            577,500
                           May Department
                           Stores Company                                                   15,000            654,375
                           Sears, Roebuck & Co.                                             20,000            787,500
                           Total                                                                            2,019,375
---------------------------------------------------------------------------------------------------------------------
Savings                    Ahmanson, H.F. & Co.                                             30,000            802,500
and Loan                   Great Western
2.93%                      Financial Corp.                                                  35,000            892,500
                           Total                                                                            1,695,000
---------------------------------------------------------------------------------------------------------------------
Telecommunications         AT&T Corp.                                                       14,000            924,000
4.37%                      MCI Communications Corp.                                         60,000          1,605,000
                           Total                                                                            2,529,000
---------------------------------------------------------------------------------------------------------------------
Tire and Rubber            Cooper Tire & Rubber
Goods 1.06%                Company                                                          25,000            615,625
---------------------------------------------------------------------------------------------------------------------
Waste Management           Browning Ferris
1.56%                      Industries Inc.                                                  30,000            903,750
                           ------------------------------------------------------------------------------------------
                           Total Investments in Common
                           Stocks (Cost $30,659,255)                                                       37,626,925
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 25.67%
---------------------------------------------------------------------------------------------------------------------
                           U.S. Treasury Bonds
                           Strips due 5/15/2000
                           (Cost $12,913,180)                                              18,900M         14,860,125
                           ------------------------------------------------------------------------------------------
                           Total Investments in Securities
                           (Cost $43,572,435)                                                              52,487,050
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 9.33%
---------------------------------------------------------------------------------------------------------------------
Short-Term                 American Express
Investments,               Credit Co.
at Cost                    5.77% due 12/6/1995                                              1,700M          1,700,000
                           Chevron Oil Finance Co.
                           5.60% due 12/1/1995                                                400M            400,000
                           Ford Motor Credit Co.
                           5.74% due 12/5/1995                                              1,100M          1,100,000
                           General Electric
                           Capital Corp.
                           5.73% due 12/6/1995                                                800M            800,000

Statement of Net Assets  November 30, 1995

                                                                                         Principal       Market Value
                           Security                                                         Amount          (Note 1a)
---------------------------------------------------------------------------------------------------------------------
                           Prudential Funding Corp.
                           5.67% due 12/4/1995                                            $ 1,000M        $ 1,000,000
                           Total                                                                            5,000,000
                           ------------------------------------------------------------------------------------------

                                                                                                         Market Value
                                                                                                            (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                  $   403,254
                           ------------------------------------------------------------------------------------------
                           Total Other Assets,
                           Less Liabilities                                                                 5,403,254
---------------------------------------------------------------------------------------------------------------------
Net Assets                 (equivalent to $18.11 a share on
100.00%                    3,195,825 shares of beneficial
                           interest outstanding)                                                          $57,890,304
                           ------------------------------------------------------------------------------------------
                           See Notes to Financial Statements.


Portfolio Changes

Issues added to or eliminated from the portfolio (exclusive of U.S.Government obligations and short-term investments) during the six months ended
November 30, 1995

     Additions+      Amoco Corporation
                     Apple Computer Inc.
                     AT&T Corp.
                     Bank of New York
                     Comerica Inc.
                     Detroit Edison Co.
                     Dillard Department Stores Inc.
                     First Chicago Corp.
                     James River Corp.
                     Jefferson-Pilot Corp.
                     KeyCorp
                     May Department Stores Company
                     Mobil Corp.
                     The Progressive Corporation
                     RJR Nabisco
                     Scott Paper Co.
                     Sonat Inc.
                     Sonoco Products Co.
     ---------------------------------------------------------------------------

     Eliminations+   Aetna Life & Casualty Co.
                     Allstate Corp.
                     American Brands Inc.
                     Anheuser-Busch Companies Inc.
                     Apple Computer Inc.
                     Archer-Daniels-Midland Co.
                     Baltimore Gas & Electric Co.
                     H & R Block Inc.
                     Dayton Hudson Corp.
                     Dean Foods Co.
                     Eastern Enterprises
                     Federal Paper Board Inc.
                     Harris Corp.
                     International Paper Co.
                     TRW Inc.
                     WMX Technologies Inc.
                     Westvaco Corporation

     +Includes securities previously classified in the Investment Portfolio under "Other".


Statement of Operations For the Six Months Ended November 30, 1995

Investment Income
---------------------------------------------------------------------------------------------------------------------------
Income           Interest                                                                      $   631,759
                 ----------------------------------------------------------------------------------------------------------
                 Dividends                                                                         541,275
                 ----------------------------------------------------------------------------------------------------------
                 Total income                                                                                    $1,173,034
---------------------------------------------------------------------------------------------------------------------------
Expenses         Management fee (Note 5)                                                           180,414
                 ----------------------------------------------------------------------------------------------------------
                 Insurance (Note 6)                                                                 81,842
                 ----------------------------------------------------------------------------------------------------------
                 12b-1 distribution plan (Note 5)                                                   62,000
                 ----------------------------------------------------------------------------------------------------------
                 Shareholder servicing                                                              33,500
                 ----------------------------------------------------------------------------------------------------------
                 Audit and tax                                                                      16,998
                 ----------------------------------------------------------------------------------------------------------
                 Reports to shareholders                                                             9,000
                 ----------------------------------------------------------------------------------------------------------
                 Other                                                                               7,206
                 ----------------------------------------------------------------------------------------------------------
                 Total expenses                                                                                     390,960
                 ----------------------------------------------------------------------------------------------------------
                 Net investment income                                                                              782,074
                 ----------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments (Note 4)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain from security transactions (excluding short-term securities)
                 ----------------------------------------------------------------------------------------------------------
                 Proceeds from sales                                                            21,918,183
                 ----------------------------------------------------------------------------------------------------------
                 Cost of securities sold                                                        18,005,300
                 ----------------------------------------------------------------------------------------------------------
                 Net realized gain                                                               3,912,883
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
                 ----------------------------------------------------------------------------------------------------------
                 Beginning of period                                                             8,023,483
                 ----------------------------------------------------------------------------------------------------------
                 End of period                                                                   8,914,615
                 ----------------------------------------------------------------------------------------------------------
                 Net change in unrealized appreciation                                             891,132
                 ----------------------------------------------------------------------------------------------------------
                 Net realized and unrealized gain on investments                                                  4,804,015
                 ----------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                             $5,586,089
---------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                    Six Months
                                                                                                         Ended     Year Ended
                                                                                                  November 30,        May 31,
Increase (Decrease) in Net Assets                                                                         1995           1995
==============================================================================================================================
Operations       Net investment income                                                             $   782,074    $ 1,292,384
                 ------------------------------------------------------------------------------- --------------- -------------
                 Net realized gain from security transactions                                        3,912,883      3,328,690
                 ------------------------------------------------------------------------------- --------------- -------------
                 Net unrealized appreciation of investments                                            891,132      3,518,242
                 ------------------------------------------------------------------------------- --------------- -------------
                 Net increase in net assets resulting from operations                                5,586,089      8,139,316
------------------------------------------------------------------------------------------------ --------------- -------------
Undistributed net investment income included in price of shares reacquired (Note 1d)                   (37,512)       (71,747)
------------------------------------------------------------------------------------------------ --------------- -------------
Distributions to shareholders from (Note 2)
                 ------------------------------------------------------------------------------- --------------- -------------
                 Net investment income                                                                       -     (1,195,266)
                 ------------------------------------------------------------------------------- --------------- -------------
                 Net realized gain from security transactions                                                -     (4,394,361)
                 ------------------------------------------------------------------------------- --------------- -------------
                 Total distributions                                                                         -     (5,589,627)
------------------------------------------------------------------------------------------------ --------------- -------------
Share transactions
                 ------------------------------------------------------------------------------- --------------- -------------
                 Net asset value of 436,349 shares issued to shareholders in reinvestment of
                 net investment income and realized gain from security transactions                          -      5,589,627
                 ------------------------------------------------------------------------------- --------------- -------------
                 Cost of 141,091 and 438,620 shares reacquired, respectively                        (2,375,115)    (6,364,760)
                 ------------------------------------------------------------------------------- --------------- -------------
                 Reverse share split of 436,349 shares (Note 2)                                              -              -
                 ------------------------------------------------------------------------------- --------------- -------------
                 Decrease in net assets derived from share transactions
                 (net decrease of 141,091 and 438,620 shares, respectively)                         (2,375,115)      (775,133)
------------------------------------------------------------------------------------------------ --------------- -------------
Increase in net assets                                                                               3,173,462      1,702,809
------------------------------------------------------------------------------------------------ --------------- -------------
Net Assets
==============================================================================================================================
                 Beginning of period                                                                54,716,842     53,014,033
                 ------------------------------------------------------------------------------- --------------- -------------
                 End of period (including undistributed net investment income of
                 $1,887,956 and $1,143,394, respectively)                                          $57,890,304    $54,716,842
==============================================================================================================================

See Notes to Financial Statements.


Financial Highlights

                                                  Six Months
                                                       Ended
                                                November 30,                                 Year Ended May 31,
Per Share Operating Performance:                       1995       1995      1994      1993      1992      1991
===============================================================================================================
Net asset value, beginning of period                $ 16.40    $ 14.04   $ 13.26   $ 11.61   $ 10.62   $  9.45
     --------------------------------------------- ----------- --------- --------- --------- --------- --------
     Income from investment operations
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Net investment income                        .24        .36*      .31*      .32*      .34*      .38*
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Net realized and unrealized gain
           on investments                              1.47       2.00       .47      1.33       .65       .79
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Total from investment operations            1.71       2.36       .78      1.65       .99      1.17
     --------------------------------------------- ----------- --------- --------- --------- --------- --------
     Distributions
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Dividends from net investment income           -       (.34)     (.28)     (.34)     (.34)     (.25)
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Distributions from capital gains               -      (1.25)    (1.18)     (.78)     (.215)       -
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Total distributions                            -      (1.59)    (1.46)    (1.12)     (.555)    (.25)
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Reverse share split (Note 2)                   -       1.59      1.46      1.12       .555      .25
-------------------------------------------------- ----------- --------- --------- --------- --------- --------
Net asset value, end of period                      $ 18.11    $ 16.40   $ 14.04   $ 13.26   $ 11.61   $ 10.62
================================================== =========== ========= ========= ========= ========= ========
Total Return+                                         10.42%++   16.81%     5.88%    14.21%     9.32%    12.38%
================================================== =========== ========= ========= ========= ========= ========
Ratios/Supplemental Data:
================================================== =========== ========= ========= ========= ========= ========
           Net assets, end of period (000)          $57,890    $54,717   $53,014   $57,122   $58,358   $72,120
           --------------------------------------- ----------- --------- --------- --------- --------- --------
     Ratios to Average Net Assets:
     ============================================= =========== ========= ========= ========= ========= ========
           Expenses, including waiver                   .70%++    1.80%     1.80%     1.80%     1.80%     1.80%
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Expenses, excluding waiver                   .70%++    1.81%     1.96%     2.25%     2.12%     1.97%
           --------------------------------------- ----------- --------- --------- --------- --------- --------
           Net investment income                       1.40%++    2.48%     2.19%     2.57%     3.09%     4.02%
     --------------------------------------------- ----------- --------- --------- --------- --------- --------
     Portfolio turnover rate                          32.46%     35.12%    50.77%    52.29%    24.43%    42.06%
===============================================================================================================

 * Net of management fee waiver.

 + Total return does not consider the effects of sales loads.

++ Not annualized.

   See Notes to Financial Statements.

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

The Company was organized as a Massachusetts business trust on January 19, 1990 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles. (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. (d) A portion of the cost of repurchases of shares of beneficial interest, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by repurchases of shares. (e) Discounts on U.S. Treasury Bond Strips are accrued to maturity. The constant yield method is used. (f) Reverse Share Splits--The Trustees may authorize reverse share splits immediately after, and of a size so as to exactly offset, the payment of dividends and distributions. After taking into account the reverse share split, a shareholder reinvesting dividends and distributions will hold exactly the same number of shares as owned prior to the distribution and reverse share split. A shareholder electing to receive dividends and distributions in cash will have fewer shares than previously owned.

2. DISTRIBUTIONS

Net realized gain from security transactions, if any, is declared and distributed in December to shareholders. Accumulated undistributed net realized gain at November 30, 1995 for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $5,240,183. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value of the Fund.

A distribution of $1.61 a share aggregating $5,122,310 was declared on December 27, 1995 from net realized gains from security transactions. Such distribution was paid on December 29, 1995 to each shareholder of record on December 27, 1995. A dividend of $.22 a share from net investment income aggregating $699,943 was declared on December 27, 1995 and was paid on December 29, 1995 to shareholders of record on December 27, 1995.

On December 26, 1990 the Trustees of the Company declared a reverse share split, on the basis of .973628692 of a new share for each existing share held, to shareholders of record on December 27, 1990. On December 26, 1991 the Trustees of the Company declared a reverse share split, on the basis of .949909748 of a new share for each existing share held, to shareholders of record on December 26, 1991. On December 29, 1992 the Trustees of the Company declared a reverse share split, on the basis of .909750201 of a new share for each existing share held, to shareholders of record on December 29, 1992. On December 28, 1993 the Trustees of the Company declared a reverse share split, on the basis of
 .896600567 of a new share for each existing share held, to shareholders of record on December 28, 1993. On December 28, 1994 the Trustees of the Company declared a reverse share split, on the basis of .889583333 of a new share for each existing share held, to shareholders of record on December 28, 1994. On December 27, 1995 the Trustees of the Company declared a reverse share split, on the basis of .900489396 of a new share for each existing share held, to shareholders of record on December 27, 1995.

3. CAPITAL PAID IN

At November 30, 1995, capital paid in aggregated $41,847,550.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (other than U.S. Government obligations and short-term securities) aggregated $17,153,375 and $21,918,184, respectively. As of November 30, 1995, net unrealized appreciation for federal income tax purposes aggregated $8,914,615 of which $8,950,373 related to appreciated securities and $35,758 related to depreciated securities. The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lord, Abbett & Co. received a management fee of $180,414 for which it supplied investment management, research, statistical and advisory services and paid officers' remuneration and certain other expenses of the Company. The management fee paid to Lord, Abbett & Co. is based on average daily net assets at the rate of .65 of 1% per annum. Certain of the Company's officers and trustees have an interest in Lord, Abbett & Co. The Company adopted a Rule 12b-1 Plan which provides for the payment of .25% of the average daily net asset value of shares of the Company.

6. INSURANCE

The Company has entered into an agreement with Financial Security Assurance Inc. ("Financial Security"), pursuant to which Financial Security has guaranteed unconditionally and irrevocably to the Company that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided that all dividends and distributions attributable to that share are reinvested. Insurance expense includes an annual premium equal to 1/2 of 1% of the total amount guaranteed.

Notes to Financial Statements

7. TRUSTEES' REMUNERATION

The Trustees of the Company associated with Lord, Abbett & Co. and all officers of the Company receive no compensation from the Company for acting as such. Outside Trustees' fees, including attendance fees for board and committee meetings, and outside Trustees' retirement costs, are allocated among all funds in the Lord Abbett group based on net assets of each fund. The direct remuneration accrued during the period for outside Trustees of the Company as a group was $532 (exclusive of expenses), a portion of which has been deemed invested in shares of other funds in the Lord Abbett group under a deferred compensation plan contemplating future payment of the value of those shares. As of November 30, 1995, the aggregate amount in Trustees' accounts maintained under the plan was $21,708. Retirement costs accrued during the period amounted to $330.


--------------------------------------------------------------------------------
 This report to shareholders inaugurates a new procedure whereby a single copy of the report is sent to an address to which more than one registered shareholder of the Fund with the same last name has indicated mail is to be delivered, unless additional reports are specifically requested in writing or by telephone.
--------------------------------------------------------------------------------

Copyright (C) 1996 by Lord Abbett Equity Fund, 767 Fifth Avenue,
New York, NY 10153-0203

This publication is intended for the general information of shareholders of Lord Abbett Equity Fund only. All rights reserved. Printed in the U.S.A.




[LOGO OF LORD, ABBETT & CO
 INVESTMENT MANAGEMENT APPEARS HERE]







                                                                     LAEF-3-1195
The GM Building . 767 Fifth Avenue . New York, NY 10153-0203              (1/96)